UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

Intermediate Municipal Income ETF (TAXE)

Principal Listing Exchange: Nasdaq Stock Market LLC

This semi-annual shareholder report contains important information about Intermediate Municipal Income ETF (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Municipal Income ETF	$12	0.24%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$156,723
  Number of Portfolio Holdings498
  Portfolio Turnover Rate39.9%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
New York	11.8%
Texas	10.1
Puerto Rico	5.5
Colorado	4.7
Virginia	4.4
Maryland	4.4
Arizona	4.2
California	4.2
Alabama	4.2
Other	46.5

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.3%
Transportation	19.0
Housing	11.3
General Obligations - State	9.6
Special Tax	9.2
Education	7.9
Electric	4.1
Industrial & Pollution Control	4.0
General Obligations - Local	3.2
Other	11.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Intermediate Municipal Income ETF (TAXE)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

202506-4610402

ETF1133-053 06/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
April 30, 2026
T. ROWE PRICE
TAXE	Intermediate Municipal Income ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
    FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended	7/9/24(1) Through
	4/30/26	10/31/25	10/31/24
NET ASSET VALUE
Beginning of period	$ 51.00	$ 50.07	$ 50.00
Investment activities
Net investment income(2)(3)	0.96	1.87	0.57
Net realized and unrealized gain/loss	(0.06)	0.82	0.06
Total from investment activities	0.90	2.69	0.63
Distributions
Net investment income	(0.93)	(1.76)	(0.56)
NET ASSET VALUE
End of period	$ 50.97	$ 51.00	$ 50.07
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	1.78%	5.52%	1.26%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.24%(5)	0.24%	0.24%(5)
Net expenses after waivers/payments by Price Associates	0.24%(5)	0.24%	0.24%(5)
Net investment income	3.80%(5)	3.79%	3.58%(5)
Portfolio turnover rate	39.9%	137.1%	91.6%
Net assets, end of period (in thousands)	$ 156,723	$ 91,801	$ 22,531

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

April 30, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.7%
ALABAMA 4.2%
Black Belt Energy Gas District, 4.00%, 6/1/51 (Tender 12/1/31)	1,095	1,110
Black Belt Energy Gas District, Series A, 5.00%, 12/1/34	350	367
Black Belt Energy Gas District, Series F, 5.00%, 12/1/35	500	530
Black Belt Energy Gas District, Series F, 5.00%, 6/1/36	1,000	1,031
Black Belt Energy Gas District, Series I, 5.00%, 10/1/33 (1)	350	373
Prattville Industrial Dev. Board, Series B, 3.45%, 11/1/33 (Tender 10/1/31)	20	20
Southeast Alabama Gas Supply Dist., Series B, VRDN, 5.00%, 6/1/49 (Tender 5/1/32)	955	1,005
Southeast Energy Auth., A Cooperative Dist., Series A, VRDN, 4.00%, 11/1/51 (Tender 10/1/28)	540	546
Southeast Energy Auth., A Cooperative Dist., Series A-1, 5.50%, 1/1/53 (Tender 12/1/29)	100	106
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 4.00%, 12/1/51 (Tender 12/1/31)	400	402
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 5.00%, 5/1/53 (Tender 8/1/28)	705	729
Southeast Energy Auth., A Cooperative Dist., Series H, 5.00%, 11/1/35	330	350
		6,569
ALASKA 0.1%
Alaska Housing Finance, Series A, 2.15%, 6/1/31	195	179
		179
ARIZONA 4.2%
Arizona IDA, Series A, 4.00%, 11/1/27	180	180
Arizona IDA, Series A, 4.00%, 7/15/40 (2)	100	94
Arizona IDA, Series A, 4.00%, 7/15/30 (2)	395	395
Arizona IDA, Series A, 4.50%, 7/15/29 (2)	200	195
Arizona IDA, Series A, 5.00%, 11/1/29	400	423
Arizona IDA, Series A, 5.00%, 11/1/34	215	235
Arizona IDA, Series A, 5.00%, 7/15/39	500	501

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Chandler IDA, 4.00%, 6/1/49 (Tender 6/1/29) (3)	420	424
Chandler IDA, Series 1, 5.00%, 9/1/42 (Tender 9/1/27) (3)	175	177
Chandler IDA, Series 2022-2, 5.00%, 9/1/52 (Tender 9/1/27) (3)	795	805
Maricopa County IDA, Series A, 5.00%, 1/1/33	130	132
Maricopa County IDA, Series A, 5.00%, 1/1/38	330	335
Phoenix Civic Improvement, 5.00%, 7/1/31 (3)	500	520
Phoenix Civic Improvement, 5.00%, 7/1/33 (3)	325	337
Phoenix Civic Improvement, Series A, 5.00%, 7/1/33 (3)	500	510
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/31	30	31
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/33	100	102
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/27	265	268
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/37	250	252
Salt River Project Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/37	500	515
Salt Verde Financial, 5.00%, 12/1/37	200	212
		6,643
CALIFORNIA 4.2%
California Community Choice Fin. Auth., Series G, 5.00%, 12/1/35	125	136
California Community Choice Fin. Auth., Green Bond Energy Project, Series 2024H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)	200	216
California Community Choice Fin. Auth., Green Bond Energy Project, Series E-1, VRDN, 5.00%, 2/1/55 (Tender 9/1/32)	500	530
California Municipal Fin. Auth., 4.625%, 9/1/35	100	101
California Municipal Fin. Auth., 5.00%, 5/15/37	250	258
California Municipal Fin. Auth., Series A, 4.327%, 11/20/40	199	198
California Municipal Fin. Auth., Series A, 5.00%, 7/1/36	35	35
California Municipal Fin. Auth., Series A, 5.00%, 11/1/35 (2)	250	264
California Municipal Fin. Auth., Series A, 5.125%, 11/1/40 (2)	250	262
California Municipal Fin. Auth., Series B, 3.85%, 11/1/41 (Tender 6/1/26) (3)	30	30

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
California PFA, 5.00%, 10/15/37	410	411
California School Fin. Auth., Series A, 5.00%, 7/1/27 (2)	100	102
California School Fin. Auth., Series A, 5.00%, 7/1/28 (2)	100	104
California Statewide CDA, 5.00%, 5/15/40	10	10
California Statewide CDA, Series A, 5.00%, 5/15/30	220	224
California Statewide CDA, Series A, 5.00%, 9/2/39	330	355
California Statewide CDA, Series B, 5.00%, 9/2/33	215	232
California Statewide CDA, Series C-1, 5.00%, 9/2/39	345	372
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (2)	225	233
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/36 (2)	200	200
California Statewide CDA, Statewide Community Infrastructure Program, Series 2024C-1, 5.00%, 9/2/30	100	106
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender 8/1/35)	75	80
Lompoc Valley Medical Center, 5.00%, 2/1/31	300	313
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (3)	200	220
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3)	150	161
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3)	100	103
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/29 (3)	205	205
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/35 (3)	140	152
Los Angeles Dept. of Airports, Series G, 5.00%, 5/15/29	225	239
Norman Y Mineta San Jose International Airport, Series A, 5.00%, 3/1/41 (3)	175	176
Sacramento Airport System Revenue, Series C, 5.00%, 7/1/30 (3)	300	312
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, 5.00%, 5/1/34 (3)	245	257
		6,597
COLORADO 4.7%
Colorado, GO, 6.00%, 12/15/39	270	313
Colorado, GO, 6.00%, 12/15/38	385	449
Colorado, GO, 6.00%, 12/15/41	1,220	1,406
Colorado, Series A, GO, 5.00%, 9/1/31	300	312

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Colorado, Series A, GO, 5.00%, 12/15/29	170	180
Colorado Educational & Cultural Facilities Auth., Series A, 4.375%, 6/1/36 (1)(2)	100	98
Colorado HFA, Series A, 5.00%, 5/15/37	500	546
Colorado HFA, Series A, 5.00%, 5/15/26	75	75
Colorado HFA, Series A-1, VRDN, 5.00%, 11/15/58 (Tender 11/15/28)	160	168
Colorado HFA, Series B, VRDN, 5.00%, 5/15/62 (Tender 8/17/26)	165	166
Colorado HFA, Series B-2, 5.00%, 8/1/49 (Tender 8/1/26)	305	305
Denver City & County Airport, Series A, 4.00%, 12/1/33 (3)	500	504
Denver City & County Airport, Series A, 5.00%, 12/1/29 (3)	1,445	1,517
Denver City & County Airport, Series A, 5.00%, 12/1/37 (3)	560	578
Denver City & County Airport, Series A, 5.00%, 12/1/33 (3)	35	36
Denver City & County Airport, Series A, 5.00%, 12/1/34 (3)	45	47
Denver Convention Center Hotel Auth., 5.00%, 12/1/36	250	251
Denver Convention Center Hotel Auth., 5.00%, 12/1/40	25	25
E-470 Public Highway Auth., Series A, 5.00%, 9/1/40	345	379
		7,355
CONNECTICUT 2.0%
Connecticut, Series A, GO, 5.00%, 3/15/41	200	222
Connecticut, Series G, GO, 5.00%, 11/15/39	425	474
Connecticut HEFA, Hartford Univ., Series N, 5.00%, 7/1/31	95	96
Connecticut Housing Finance Auth., Series A-1, 3.625%, 5/15/35	115	115
Connecticut Housing Finance Auth., Series F-1, 3.20%, 11/15/33	360	357
Connecticut Special Tax Revenue, Series A, 5.00%, 7/1/44	500	547
Connecticut Special Tax Revenue, Series A, 5.25%, 7/1/43	1,000	1,104
Connecticut State HEFA, Series A, 5.00%, 7/1/43 (4)	175	191
Connecticut State HEFA, Series F, 5.00%, 7/1/27	15	15
		3,121

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
DELAWARE 1.4%
Delaware Economic Dev. Auth., Series A, 5.00%, 9/1/36	140	141
Delaware HFA, 5.00%, 6/1/26	325	325
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/31	400	414
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	25	25
Delaware HFA., 5.00%, 10/1/42	230	252
Kent County, Series A, 5.00%, 7/1/32	375	378
Kent County, Series A, 5.00%, 7/1/30	600	607
		2,142
DISTRICT OF COLUMBIA 2.8%
District of Columbia, Series A, 5.00%, 7/1/42	235	235
District of Columbia Water & Sewer Auth., Series A, 5.00%, 10/1/44	230	249
District of Columbia, Georgetown Univ., 5.00%, 4/1/36	150	152
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%, 7/1/37	315	316
Metropolitan Washington Airports Auth., 5.00%, 10/1/34 (3)	220	225
Metropolitan Washington Airports Auth., Series 2016A, 5.00%, 10/1/31 (3)	25	25
Metropolitan Washington Airports Auth., Series 2022A, 5.00%, 10/1/31 (3)	285	311
Metropolitan Washington Airports Auth., Series A, 4.00%, 10/1/35 (3)	390	390
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/38 (3)	390	421
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/35 (3)	500	503
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/34 (3)	500	503
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/36 (3)	65	67
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, Series A, 5.00%, 10/1/36	285	297
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, Series A, 5.00%, 10/1/44	250	257

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A, 5.00%, 7/15/48	500	519
		4,470
FLORIDA 3.1%
Alachua County HFA, Series B, 5.00%, 12/1/34	200	200
Alachua County HFA, Series B-1, 5.00%, 12/1/34	445	468
Ave Maria Stewardship Community Dist., 4.375%, 5/1/35	250	248
Central Florida Expressway Auth., Series B, 4.00%, 7/1/39	225	220
Florida Dev. Fin., Series A, 5.00%, 2/15/31	150	151
Florida Dev. Fin., Series A, 5.00%, 2/15/38	240	239
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28	335	338
Halifax Hospital Medical Center, 5.00%, 6/1/36	380	380
Hillsborough County Aviation Auth., Series B, 5.00%, 10/1/36 (3)	620	682
Lee Airport Rev., Series A-2, 5.00%, 10/1/56 (Tender 10/1/31) (3)	400	430
Miami-Dade County Aviation Revenue, 5.00%, 10/1/27	480	484
Orange County HFA, Series A, 5.00%, 10/1/39	375	377
Polk County IDA, 4.825%, 6/15/35 (2)	100	100
Sarasota County HFA, Series A, 5.00%, 1/1/42	30	30
Sarasota County HFA, Southwest Florida Retirement Centre, Series A, 5.00%, 1/1/37	200	200
Sarasota County Public Hospital District, 5.00%, 7/1/41	70	72
South Miami HFA, 5.00%, 8/15/47	180	182
		4,801
GEORGIA 4.0%
Atlanta Dept. of Aviation, Series B-1, 5.25%, 7/1/42 (3)	100	109
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/29 (3)	500	531
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/34 (3)	875	945
Atlanta Dev. Auth., Series A, 5.25%, 7/1/40 (2)	300	310
Atlanta, Water & Wastewater Revenue, 5.00%, 11/1/37 (5)	500	564
Bartow County Dev. Auth., 3.95%, 12/1/32 (Tender 3/8/28)	15	15

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Burke County Dev. Auth, Series 2013, VRDN, 3.375%, 11/1/53 (Tender 3/12/27)	95	95
Burke County Dev. Auth, Series 2nd, VRDN, 3.80%, 10/1/32 (Tender 5/21/26)	200	200
Burke County Dev. Auth, Series 4th, VRDN, 3.80%, 10/1/32 (Tender 5/21/26)	205	205
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle Project, Series 2, VRDN, 3.30%, 12/1/49 (Tender 8/21/29)	220	221
Cobb County Kennestone Hospital Auth., 4.00%, 4/1/31	85	85
Fulton County Dev. Auth, Series A, 5.00%, 4/1/37	145	147
George L Smith II Congress Center Auth., Series A, 2.375%, 1/1/31	135	127
Georgia Housing & Fin. Auth., Series A, 3.05%, 12/1/40	70	63
Griffin-Spalding County Hospital Auth., Series A, 5.00%, 4/1/32	20	20
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)	800	847
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53 (Tender 6/1/31)	250	267
Monroe County Dev. Auth., 3.35%, 11/1/48 (Tender 3/27/30)	150	151
Municipal Electric Auth. of Georgia, Series 2024A, 5.00%, 1/1/30	330	355
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/36	700	751
Private Colleges & Universities Auth., Series B, 4.00%, 10/1/36	95	95
Savannah Hospital Auth., Series A, 4.00%, 7/1/36	250	249
		6,352
HAWAII 0.1%
Hawaii Airports System Revenue, Series D, 5.00%, 7/1/40	200	224
		224
IDAHO 0.5%
Idaho HFA, Series A, 5.00%, 3/1/30	200	216
Idaho HFA, Series D, 5.50%, 12/1/26	500	501
		717
ILLINOIS 3.1%
Chicago O'Hare Int'l Airport, Series D, 5.00%, 1/1/36 (3)	340	343

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Illinois, GO, 4.00%, 6/1/32	20	20
Illinois, GO, 4.00%, 6/1/34	55	55
Illinois, GO, 4.00%, 6/1/35	115	115
Illinois, GO, 5.00%, 11/1/37	155	156
Illinois, Series A, GO, 5.00%, 10/1/30	215	225
Illinois, Series A, GO, 5.00%, 3/1/29	295	312
Illinois, Series B, GO, 5.00%, 10/1/32	425	442
Illinois, Series B, GO, 5.00%, 5/1/26	775	775
Illinois Fin. Auth., VRDN, 3.35%, 8/1/43	200	200
Illinois Fin. Auth., 5.00%, 7/1/37	230	242
Illinois Fin. Auth., Series A, 5.00%, 5/15/32	275	279
Illinois Fin. Auth., Series A, 5.00%, 5/15/36	100	100
Illinois Fin. Auth., Series B, 5.00%, 10/1/44 (2)	100	101
Illinois Fin. Auth., Series C, 5.00%, 2/15/41	35	35
Illinois Housing Dev. Auth., Series A, 5.00%, 10/1/46	165	172
Illinois State Toll Highway Auth., Series A, 5.00%, 1/1/40	250	251
Illinois State Toll Highway Auth., Series B, 5.00%, 1/1/40	530	531
Illinois State Toll Highway Auth., Series B, 5.00%, 1/1/41	515	516
		4,870
INDIANA 1.9%
Illinois Fin. Auth., Series A-1, 5.00%, 11/15/42	1,500	1,633
Indiana Fin. Auth., 5.00%, 10/1/36	100	108
Indiana Fin. Auth., Series A, 5.00%, 9/15/26	250	251
Indiana Fin. Auth., Series A-1, 5.00%, 11/15/38	450	502
Indiana Fin. Auth., Series D, VRDN, 5.00%, 10/1/63 (Tender 10/1/31)	200	220
Whiting, Series A, 5.00%, 12/1/44 (Tender 6/5/26) (3)	300	300
		3,014
KANSAS 0.1%
University of Kansas Hospital Auth., Series A, 5.25%, 3/1/46	100	108
		108

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
KENTUCKY 0.3%
Ashland, Series A, 4.00%, 2/1/36	25	25
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/26	60	60
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.25%, 6/1/41	85	85
Kentucky Public Energy Auth., Series A-1, 4.00%, 8/1/52 (Tender 8/1/30)	175	177
Kentucky Public Energy Auth., Series A-1, 5.00%, 5/1/55	100	105
		452
LOUISIANA 1.4%
Louisiana Local Government Environmental Facilities & CDA, 3.50%, 11/1/32	550	537
Saint John the Baptist Parish, Marathon Oil, Series 2017B-2, 2.375%, 6/1/37 (Tender 7/1/26)	350	350
Saint John the Baptist Parish, Marathon Oil, Series A-1, VRDN, 4.05%, 6/1/37 (Tender 7/1/26)	570	571
Saint John the Baptist Parish, Marathon Oil, Series A-3, 2.20%, 6/1/37 (Tender 7/1/26)	510	509
Saint John the Baptist Parish, Marathon Oil, Series C, VRDN, 3.30%, 6/1/37 (Tender 7/3/28)	175	176
		2,143
MARYLAND 4.4%
Anne Arundel County, GO, 5.00%, 10/1/37	1,000	1,143
Baltimore, 3.625%, 1/1/37	85	83
Baltimore, 4.00%, 1/1/40	330	328
Baltimore City, Convention Center Hotel, 5.00%, 9/1/31	75	76
Frederick, Series A, 4.00%, 7/1/32	250	254
Gaithersburg, 5.00%, 1/1/37	210	215
Maryland CDA, Series A, 1.75%, 3/1/30	495	459
Maryland CDA, Series B, 3.00%, 9/1/34	50	48
Maryland CDA, Series C-2, 3.70%, 1/1/29	50	51
Maryland CDA, Series D-2, 3.30%, 1/1/29	250	253
Maryland DOT, 2.50%, 10/1/33	250	232

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev., 5.00%, 7/1/29	185	188
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35	250	244
Maryland Economic Dev., Ports America Chesapeake, Series A, 5.00%, 6/1/35	220	226
Maryland HHEFA, 4.125%, 1/1/30	20	20
Maryland HHEFA, 5.25%, 1/1/37	500	500
Maryland HHEFA, Series A, 4.00%, 7/1/35	50	50
Maryland HHEFA, Series A, 5.00%, 7/1/34	375	392
Maryland HHEFA, Series A, 5.00%, 7/1/41	130	137
Maryland HHEFA, Series A, 5.00%, 7/1/38	400	404
Maryland HHEFA, Series B, 4.25%, 7/1/41	25	25
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30	115	117
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28	50	51
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27	130	131
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36	155	161
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36	145	147
Rockville, Series A1, 5.00%, 11/1/30	90	91
Rockville, Series A-2, 5.00%, 11/1/32	25	25
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27	50	50
Washington Suburban Sanitary Commission, GO, 2.00%, 12/1/39	1,000	761
		6,862
MASSACHUSETTS 1.4%
Massachusetts, Series A, GO, 5.00%, 4/1/42	500	553
Massachusetts Commonwealth, Series C, GO, 2.00%, 9/1/38	490	388
Massachusetts DFA, Series I, 5.00%, 7/1/27	35	35
Massachusetts DFA, CHF Merrimack, Series A, 4.25%, 7/1/34 (2)	100	102
Massachusetts HFA, Series 198, 3.85%, 12/1/34 (3)	135	134
Massachusetts HFA, Series B-3, 3.55%, 12/1/29	100	102
Massachusetts HFA, Series G, 3.90%, 12/1/40	915	905
		2,219

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
MICHIGAN 3.5%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A, 5.00%, 7/1/37	685	764
Great Lakes Water Auth. Sewage Disposal System Revenue, Series C, 4.00%, 7/1/34 (4)	20	20
Great Lakes Water Auth. Water Supply System Revenue, Series A, 5.00%, 7/1/38	1,000	1,108
Michigan Fin. Auth., 5.00%, 11/15/32	305	308
Michigan Fin. Auth., 5.00%, 11/15/37	240	242
Michigan Fin. Auth., 5.00%, 11/15/29	75	76
Michigan Fin. Auth., 5.00%, 11/15/41	425	427
Michigan Fin. Auth., Series A, 5.00%, 11/1/44	200	200
Michigan State HFA, Series B-1, VRDN, 5.00%, 8/15/55 (Tender 6/1/32)	605	662
Michigan State HFA, Series B2, 5.00%, 8/15/55 (Tender 6/1/35)	450	502
Michigan State Housing Dev. Auth., 2.70%, 10/1/43 (Tender 10/1/28)	175	173
Michigan State Housing Dev. Auth., Series A, 3.25%, 10/1/37	245	231
Michigan State Housing Dev. Auth., Series A, 3.50%, 12/1/33	500	497
Michigan State Housing Dev. Auth., Series A-1, 3.55%, 10/1/31	275	275
		5,485
MINNESOTA 0.2%
Minnesota, Series B, GO, 5.00%, 8/1/37	115	129
St Paul Minnesota Housing & Redev. Auth., Series A, 4.00%, 7/1/33	200	200
		329
MISSISSIPPI 0.0%
Warren County, Int'l Paper, 4.00%, 9/1/32	25	25
		25
NEBRASKA 0.8%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53 (Tender 10/1/29)	175	183

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Central Plains Energy Project, Series A-1, 5.00%, 8/1/55 (Tender 8/1/31)	950	1,016
		1,199
NEVADA 0.1%
Reno, 5.00%, 6/1/28 (2)	100	103
Sparks Tourism Improvement District No. 1, 3.875%, 6/15/28	100	100
		203
NEW HAMPSHIRE 0.3%
New Hampshire Business Fin. Auth., Series 1, 4.50%, 4/20/43 (Tender 3/1/36)	100	99
New Hampshire Business Fin. Auth., Series 2025-1, 4.167%, 1/20/41	49	48
New Hampshire Business Fin. Auth., Series 2025-3, 4.794%, 2/20/41	324	337
		484
NEW JERSEY 1.4%
New Jersey Economic Dev. Auth., 5.00%, 11/1/45	200	202
New Jersey Economic Dev. Auth., 5.00%, 10/1/37 (3)	50	51
New Jersey Economic Dev. Auth., DRP Urban Renewal, 6.375%, 1/1/35 (2)(3)	200	210
New Jersey Educational Facilities Auth., Series A, 5.00%, 7/1/33	100	107
New Jersey Educational Facilities Auth., Series A, 5.00%, 7/1/26	75	75
New Jersey Educational Facilities Auth., Series A, 5.00%, 7/1/37	40	41
New Jersey HCFFA, 3.00%, 7/1/32	185	175
New Jersey HCFFA, Series A, 4.00%, 7/1/36	730	723
New Jersey HCFFA, Series A, 5.00%, 7/1/43	315	315
New Jersey HCFFA, Series A, 5.00%, 7/1/39	240	240
		2,139
NEW MEXICO 0.5%
New Mexico Mortgage Fin. Auth., Series A, 4.25%, 9/1/43	215	214

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
New Mexico Mortgage Fin. Auth., Series A-1, 3.70%, 7/1/38	425	416
New Mexico Mortgage Fin. Auth., Series C, 3.85%, 9/1/42	100	96
		726
NEW YORK 11.8%
Build NYC Resource, 4.00%, 6/15/36	400	381
Build NYC Resource, Series B, 5.00%, 6/1/36 (2)	300	310
New York City Housing Dev., Series A, 2.70%, 8/1/37	15	13
New York City Housing Dev., Series A-2, 3.73%, 5/1/63 (Tender 12/29/28)	705	705
New York City Housing Dev., Series C1A, 3.50%, 11/1/33	530	530
New York City Housing Dev., Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)	125	126
New York City Housing Dev., Series D, VRDN, 4.30%, 11/1/63 (Tender 11/1/28)	800	811
New York City Housing Dev., Series D-1-B, 4.20%, 11/1/40	150	150
New York City Housing Dev., Series E-1-A, 3.15%, 11/1/36	275	263
New York City Housing Dev., Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)	300	301
New York City Housing Dev., Series I, 2.15%, 11/1/33	50	44
New York City Housing Dev., Series I-1, 2.10%, 11/1/35	465	392
New York City Housing Dev., Series I-1-A, 3.95%, 11/1/36	250	250
New York City Housing Dev., Series I-1-A, 4.15%, 11/1/46	250	240
New York City Housing Dev., Series K, 3.95%, 11/1/43	245	237
New York City Transitional Fin. Auth., Series D, 5.25%, 5/1/45	1,075	1,166
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/47	1,000	1,053
New York City Transitional Fin. Auth., Series F-1, 5.50%, 2/1/48	335	366
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series A-1, 3.625%, 8/1/39	255	249
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series A-1, 5.00%, 11/1/36	175	198
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series C-1, 5.00%, 2/1/37	300	326
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series F-1, 5.00%, 11/1/38	730	817

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.00%, 11/1/44	250	271
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.25%, 11/1/45	50	54
New York Mortgage Agency, Series 51, 3.40%, 10/1/30	250	249
New York Mortgage Agency Homeowner Mortgage Rev., Series 232, 2.10%, 4/1/31 (3)	610	572
New York Mortgage Agency Homeowner Mortgage Rev., Series 274, 3.65%, 4/1/38	1,170	1,138
New York NY, Series B1, GO, 5.00%, 10/1/31	585	626
New York NY, Series F-1, GO, 3.50%, 3/1/38	220	206
New York State Dormitory Auth., 5.00%, 12/1/37 (2)	100	95
New York State Dormitory Auth., Series A, 5.00%, 3/15/43	500	544
New York State Dormitory Auth., Series A, 5.00%, 3/15/36	1,075	1,164
New York State Housing Fin. Agency, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)	100	101
New York State Housing Fin. Agency, Series B, 3.20%, 11/1/36	255	241
New York State Housing Fin. Agency, Series C, 3.05%, 11/1/36	155	143
New York State Housing Fin. Agency, Series C, 3.35%, 11/1/46	390	324
New York State Housing Fin. Agency, Series D-1, 4.00%, 11/1/42	230	226
New York State Housing Fin. Agency, Series D-2, 3.375%, 5/1/65 (Tender 11/1/31)	125	125
New York State Housing Fin. Agency, Series G, 2.40%, 11/1/41	315	246
New York State Housing Fin. Agency, Series K, 3.30%, 11/1/37	50	48
New York Transportation Dev., 5.00%, 12/1/29 (3)	165	174
New York Transportation Dev., 5.00%, 12/1/33 (3)	385	417
New York Transportation Dev., GO, 5.25%, 6/30/38 (3)	120	128
New York Transportation Dev., Series A, 5.00%, 12/1/27 (3)	130	133
New York Transportation Dev., Series A, 5.00%, 12/1/34 (3)	555	586
New York Transportation Dev., Series A, 5.00%, 12/1/35 (3)	800	841
New York Transportation Dev., JFK NTO, 6.00%, 6/30/42 (3)	100	112
Port Auth. of New York & New Jersey, 3.50%, 7/15/35 (3)	55	53
Port Auth. of New York & New Jersey, Series 214TH, 5.00%, 9/1/30 (3)	180	192

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 226, 5.00%, 10/15/38 (3)	380	402
Southold Local Dev., Peconic Landing at Southold Project, 3.50%, 12/1/30	15	15
Westchester County Local Dev., Series A, 5.25%, 12/1/40 (2)	100	100
		18,454
NORTH CAROLINA 1.2%
Cape Fear Public Utility Auth. Water & Service Revenue, 5.00%, 4/1/40	150	168
Durham Housing Auth., 500 East Main, VRDN, 3.625%, 4/1/29 (Tender 4/1/28)	85	86
North Carolina Medical Care Commission, Series A, 3.50%, 7/1/26	100	99
North Carolina Medical Care Commission, Lutheran Services for Aging, Series C, 4.00%, 3/1/31	250	255
North Carolina Medical Care Commission, Penick Village, Series A, 5.00%, 9/1/34	150	159
North Carolina Medical Care Commission, Salemtowne, 5.25%, 10/1/37	600	600
North Carolina Medical Care Commission, Salemtowne Project, 5.375%, 10/1/45	70	70
North Carolina Municipal Power Agency #1, Series A, 5.00%, 1/1/28	430	432
		1,869
OHIO 0.9%
Cuyahoga, 5.00%, 2/15/42	255	253
Franklin, Series B-2, VRDN, 3.35%, 11/1/65	1,000	1,000
Norwood OH, 4.375%, 12/1/30	110	111
Ohio Housing Fin. Agency, Series K, 3.35%, 9/1/39	115	106
		1,470
OKLAHOMA 0.6%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43	500	545
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/40	340	377
		922

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
OREGON 0.1%
Oregon State Facilities Auth., Series B, VRDN, 3.30%, 8/1/34	100	100
		100
PENNSYLVANIA 0.8%
Hospitals & Higher Education Facilities Auth. of Philadelphia, 5.00%, 7/1/29	100	101
Lancaster County Hospital Auth., 4.00%, 7/1/26	40	40
Pennsylvania Economic DFA, Bridges Finco Project, 4.125%, 12/31/38 (3)	460	438
Pennsylvania Economic DFA, Waste Management Project, 4.25%, 7/1/41 (Tender 7/1/27) (3)	250	253
Pennsylvania State University, Series A, 5.00%, 9/1/39	250	281
Philadelphia Airport Revenue, Series B, 5.00%, 7/1/35 (3)	185	188
		1,301
PUERTO RICO 5.5%
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	856	620
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	144	144
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	334	331
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	38	39
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	813	856
Puerto Rico Commonwealth, Series A1, GO, 5.75%, 7/1/31	1,416	1,530
Puerto Rico Commonwealth, Series CW, GO, 11/1/43 (6)	868	590
Puerto Rico Sales Tax Fin., Restructured, Series A1, Zero Coupon, 7/1/33	295	227
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/29	593	534
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/27	8	8
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 0.01%, 7/1/31	367	306
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%, 7/1/34	632	632

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%, 7/1/40	1,079	1,080
Puerto Rico Sales Tax Fin., Restructured, Series A2, 4.329%, 7/1/40	1,145	1,132
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%, 7/1/40	203	201
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%, 7/1/40	320	320
		8,550
SOUTH CAROLINA 1.4%
South Carolina Jobs-Economic Dev. Auth, Series A, 3.95%, 4/1/33 (3)	475	473
South Carolina Jobs-Economic Dev. Auth, Series A, 5.00%, 12/1/35	250	259
South Carolina Jobs-Economic Dev. Auth, Series A, 5.25%, 11/1/42	85	93
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligated Group, Series A, 5.00%, 5/1/32	155	161
South Carolina Public Service Auth., Series A, 5.00%, 12/1/45	320	340
South Carolina Public Service Auth., Series B, 5.00%, 12/1/40 (4)	220	242
South Carolina Public Service Auth. Revenue, Series E, 5.50%, 12/1/39	450	501
South Carolina State Housing Fin. & Dev. Auth., Series B, 5.00%, 7/1/29	50	53
		2,122
SOUTH DAKOTA 0.4%
Lincoln, 5.25%, 8/1/38	375	393
South Dakota Health & EFA, Series C-2, 5.00%, 11/1/51 (Tender 11/1/32)	205	224
		617
TENNESSEE 2.6%
Chattanooga HEHFB, Series A-1, 5.00%, 8/1/27	250	257
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/37	110	113

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Metropolitan Government Nashville & Davidson County HEFA, Series A, 5.00%, 7/1/35	180	181
Metropolitan Government Nashville & Davidson County HEFA, Series A, 5.00%, 7/1/46	315	316
Metropolitan Government Nashville & Davidson County HEFA, Series A, 5.00%, 7/1/30	30	30
Metropolitan Government Nashville & Davidson County HEFA, Series A, 5.00%, 7/1/40	550	552
Metropolitan Government Nashville & Davidson County HEFA, Series B, 5.00%, 7/1/37	400	450
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/43 (3)	500	534
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/42 (3)	500	538
Tennessee Energy Acquisition, Series A, 5.00%, 12/1/35	1,000	1,059
		4,030
TEXAS 10.1%
Arlington Higher Education Fin., Series A, 3.00%, 8/15/45	250	196
Austin City Airport System Revenue, 5.00%, 11/15/42 (3)	670	723
Austin Convention Enterprises, Series A, 5.00%, 1/1/34	55	55
Austin Convention Enterprises, Series A, 5.00%, 1/1/33	100	100
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/27	35	35
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/28	215	216
Board of Regents of the Univ. of Texas System, Series A, 5.00%, 8/15/43	75	83
Central Texas Turnpike System, Series A, 5.00%, 8/15/37	375	416
Central Texas Turnpike System, Series A, 5.00%, 8/15/38	500	551
Clifton Higher Education Fin., 5.00%, 4/1/41	375	403
Clifton Higher Education Fin., 5.00%, 8/15/36	345	371
Clifton Higher Education Fin., Series A, 4.375%, 2/15/42	885	892
Clifton Higher Education Fin., Series A, 5.00%, 2/15/37	500	548
Clifton Higher Education Fin., Series A, 5.00%, 2/15/31	1,250	1,355
Clifton Higher Education Fin., Series A, 5.00%, 8/15/36	100	108
Clifton Higher Education Fin., Series A, 5.00%, 8/15/39	210	224
Clifton Higher Education Fin., Series A, 5.00%, 2/15/40	60	65

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Clifton Higher Education Fin., Series A, 5.25%, 2/15/45	180	191
Conroe Independent School Dist., GO, 5.00%, 2/15/38	705	797
Cypress-Fairbanks Independent School District, Series B, GO, 5.00%, 2/15/36	250	282
Dallas Fort Worth Int'l Airport, Series A-1, 5.25%, 11/1/37 (3)	285	317
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/29) (3)	1,000	1,052
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/32) (3)	200	216
Denton Independent School Dist., GO, 5.00%, 8/15/48	450	469
Georgetown Independent School District, 5.50%, 2/15/38	500	580
Harris County Cultural Education Facilities Fin., 5.00%, 7/1/39	50	50
Harris County Cultural Education Facilities Fin., Series A, 3.00%, 10/1/40 (5)	650	562
Harris County Cultural Education Facilities Fin., Series B, 5.00%, 7/1/37	620	686
Hidalgo County Regional Mobility Auth., Series A, 4.00%, 12/1/41	400	374
Houston Airport, Series B, 5.25%, 7/15/29 (3)	275	286
Houston Airport, Series B, 5.50%, 7/15/35 (3)	100	108
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/27	530	531
Lower Colorado River Auth., Series A, 5.00%, 5/15/40 (4)	935	1,026
Mission Economic Dev.,Graphic Packaging Int'l, VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (3)	290	302
New Hope Cultural Education Facilities Fin., 5.00%, 1/1/27	250	252
North East Texas Regional Mobility Auth., Series A, 5.00%, 1/1/39	100	109
Port of Beaumont Navigation District, Series A, 5.125%, 1/1/44 (2)	100	97
Tarrant County Cultural Education Facilities Fin., Series E, 5.00%, 11/15/52 (Tender 5/15/26)	435	435
Texas, Series A, GO, 5.00%, 4/1/38	100	100
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%, 1/1/55 (Tender 1/1/34)	295	315
Texas Private Activity Bond Surface Transportation, Series 2019-A, 5.00%, 12/31/36	75	79

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Series 2023, 5.50%, 6/30/42 (3)	160	168
Waller Consolidated Independent School District, GO, 5.00%, 2/15/41	125	137
		15,862
UTAH 1.5%
Downtown Daybreak Public Infrastructure District No. 1, 5.00%, 3/1/41 (2)	500	506
Salt Lake City Airport, Series 2018-A, 5.00%, 7/1/34 (3)	325	336
Salt Lake City Airport, Series 2021-A, 5.00%, 7/1/34 (3)	270	290
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (3)	350	360
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (3)	420	427
Salt Lake City Airport, Series A, 5.25%, 7/1/39 (3)	425	465
		2,384
VIRGINIA 4.4%
Fairfax County IDA, 5.00%, 5/15/37	500	547
Fairfax County IDA, Series A, 5.00%, 5/15/31	285	285
Farmville IDA, 5.375%, 7/1/53 (Tender 7/1/43) (4)	500	527
Halifax County IDA, Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)	220	222
Henrico County Economic Dev. Aut., 4.00%, 10/1/32	50	50
Henrico County Economic Dev. Auth., 4.00%, 10/1/33	120	122
Henrico County Economic Dev. Auth., Series C, 4.00%, 12/1/32	155	156
Lexington IDA, Series A, 4.00%, 1/1/43	80	75
Lynchburg Economic Dev. Auth., Series A, 5.00%, 1/1/27	225	228
New York Transportation Dev. Auth., 5.00%, 12/1/38	30	30
Newport News Economic Dev. Auth., 3.125%, 12/1/26	10	10
Newport News Economic Dev. Auth., 3.50%, 12/1/29	200	200
Norfolk Redevelopment & Housing Auth., Series A, 4.375%, 1/1/39	75	73
Prince William County IDA, 4.125%, 1/1/37	20	19
Prince William County IDA, 5.00%, 1/1/31	200	201
Rockingham County Economic Dev. Auth., Series A, 3.00%, 11/1/46	295	228

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Rockingham County Economic Dev. Auth., Series A, 4.00%, 12/1/33	50	50
Rockingham County Economic Dev. Auth., Series A, 5.00%, 12/1/39	100	103
Virginia College Building Auth., Series A, 5.00%, 2/1/41	250	272
Virginia Housing Dev. Auth., Series B, 2.80%, 3/1/37	650	572
Virginia Housing Dev. Auth., Series B, 3.80%, 6/1/31	135	138
Virginia Small Business Fin. Auth, 5.00%, 1/1/37 (3)	40	42
Virginia Small Business Fin. Auth, 5.00%, 7/1/37 (3)	25	26
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/32	160	168
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/35	275	288
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 4.00%, 7/1/32 (3)	450	456
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 4.00%, 7/1/39 (3)	830	810
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 1/1/32 (3)	385	414
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/32 (3)	380	408
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/33 (3)	100	107
Wise County IDA, Series A, 3.80%, 11/1/40 (Tender 5/28/27)	50	50
York County Economic Dev. Auth., Series A, 3.65%, 5/1/33 (Tender 10/1/27)	100	101
		6,978
WASHINGTON 3.1%
Energy Northwest, Series 2023-A, 5.00%, 7/1/39	785	866
Energy Northwest, Series 2024-A, 5.00%, 7/1/39	500	558
Port of Seattle, Series A, 5.00%, 5/1/33 (3)	285	290
Port of Seattle WA, Series A, 5.00%, 5/1/26 (3)	40	40
Port of Seattle WA, Series B, 5.00%, 7/1/36 (3)	200	220
Port of Seattle WA, Series B, 5.00%, 10/1/30 (3)	95	95
Port of Seattle WA, Series C, 5.00%, 5/1/42 (3)	500	503
Washington, Series 2024-A, GO, 5.00%, 8/1/39	255	281
Washington, Series 2025A, GO, 5.00%, 8/1/42	515	565

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Washington, Series R, GO, 5.00%, 7/1/38	1,000	1,120
Washington Health Care Facilities Auth., Series B-3, 5.00%, 8/1/49 (Tender 8/1/26)	175	175
Washington State Housing Fin. Commission, Series A, 5.00%, 7/1/45 (2)(5)	100	103
		4,816
WEST VIRGINIA 0.5%
Ohio County Special District Excise Tax, Series A, 5.00%, 6/1/33 (4)	140	155
West Virginia Economic Dev. Auth., Commercial Metals, VRDN, 4.625%, 4/15/55 (Tender 5/15/32) (3)	250	256
West Virginia Hospital Fin. Auth., Series A, 5.00%, 6/1/27	220	220
West Virginia Hospital Fin. Auth., Series A, 5.00%, 6/1/26	40	40
West Virginia Hospital Fin. Auth., Series B, 5.00%, 6/1/55 (Tender 6/1/33)	100	108
West Virginia Parkways Auth., 5.00%, 6/1/26	45	45
		824
WISCONSIN 4.1%
PFA, 5.00%, 11/15/38	175	187
PFA, 5.00%, 11/15/40	40	42
PFA, Series 1, 3.625%, 6/15/63 (Tender 6/15/31)	125	124
PFA, Series A, 4.00%, 7/15/33 (2)	100	99
PFA, Series A, 5.00%, 5/15/30 (2)	100	101
PFA, Series A, 5.00%, 6/15/39	100	106
PFA, Series A, 5.00%, 6/1/37 (2)	200	203
PFA, Series A, 5.00%, 7/1/40 (5)	50	53
PFA, Series A, 5.125%, 2/1/46 (2)	750	734
PFA, Series A, 6.00%, 6/15/35 (2)	100	103
PFA, Series A-2, 2.875%, 5/1/27 (3)	160	159
Wisconsin, Series 2, GO, 5.00%, 5/1/38	500	569
Wisconsin, Series B, GO, 5.00%, 5/1/36	1,500	1,708
Wisconsin HEFA, 5.00%, 6/1/40	100	104
Wisconsin HEFA, 6.50%, 11/1/36 (1)(2)	150	149

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Wisconsin HEFA, Series A, 4.00%, 11/15/35	770	770
Wisconsin HEFA, Series A, 4.00%, 2/15/36	50	50
Wisconsin HEFA, Series A, 5.00%, 11/15/30	35	35
Wisconsin HEFA, Series A, 5.00%, 11/15/31	185	185
Wisconsin HEFA, Series A, 5.00%, 2/15/28	275	276
Wisconsin HEFA, Series A, 5.00%, 11/15/39	605	605
Wisconsin Housing & Economic Dev. Auth. Home Ownership Revenue, Series A, 3.25%, 9/1/26	120	120
		6,482
Total Municipal Securities (Cost $154,461)		156,209
Total Investments 99.7% of Net Assets (Cost $154,461)		$156,209

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	When-issued security.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,473 and represents 3.5% of net assets.
(3)	Interest subject to alternative minimum tax.
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	Insured by Build America Mutual Assurance Company
(6)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.

CDA	Community Development Administration/Authority
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

April 30, 2026 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $154,461)	$156,209
Receivable for investment securities sold	2,552
Interest and dividends receivable	2,155
Total assets	160,916
Liabilities
Due to custodian	2,541
Payable for investment securities purchased	1,623
Investment management and administrative fees payable	29
Total liabilities	4,193
NET ASSETS	$156,723
Net Assets Consists of:
Total distributable earnings (loss)	$1,887
Paid-in capital applicable to 3,075,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	154,836
NET ASSETS	$156,723
NET ASSET VALUE PER SHARE	$50.97
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
4/30/26
Investment Income (Loss)
Interest income	$2,377
Investment management and administrative expense	141
Net investment income	2,236
Realized and Unrealized Gain / Loss
Net realized gain on securities	158
Change in net unrealized gain / loss on securities	(525)
Net realized and unrealized gain / loss	(367)
INCREASE IN NET ASSETS FROM OPERATIONS	$1,869
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	4/30/26	10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,236	$1,788
Net realized gain (loss)	158	(61)
Change in net unrealized gain / loss	(525)	2,261
Increase in net assets from operations	1,869	3,988
Distributions to shareholders
Net earnings	(2,249)	(1,764)
Capital share transactions*
Shares sold	67,871	68,292
Shares redeemed	(2,569)	(1,246)
Increase in net assets from capital share transactions	65,302	67,046
Net Assets
Increase during period	64,922	69,270
Beginning of period	91,801	22,531
End of period	$156,723	$91,801
*Share information (000s)
Shares sold	1,325	1,375
Shares redeemed	(50)	(25)
Increase in shares outstanding	1,275	1,350
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Intermediate Municipal Income ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on July 9, 2024.  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On April 30, 2026, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

When-Issued Securities
The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $111,675,000 and $47,369,000, respectively, for the six months ended April 30, 2026.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2025, the fund had $64,000 of available capital loss carryforwards.
At April 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $154,461,000. Net unrealized gain aggregated $1,748,000 at period-end, of which $2,014,000 related to appreciated investments and $266,000 related to depreciated investments.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.24% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of April 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,668,532 shares of the fund, representing 54% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  6  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser).  In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser.  The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser.  These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications.  The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record.  The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser.  Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in exchange-traded fund fees.  The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable actively managed

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
exchange-traded funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.  The information provided to the Board indicated that the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1133-051 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026